EXCHANGEABLE NOTES - Additional information (Details) ¥ in Thousands, $ in Thousands		1 Months Ended								6 Months Ended
	Sep. 29, 2024 CNY (¥)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 CNY (¥)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2022	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 16, 2026
EXCHANGEABLE NOTES
Issuance of exchangeable notes | $										$ 719,624	$ 809,735
Loan term									5 years
Hangzhou Lightning Speed Technology Co. Ltd | Disposed by sale, not discontinued operations
EXCHANGEABLE NOTES
Percentage of equity interest disposed												73.00%
Lightning Speed Exchangeable Notes
EXCHANGEABLE NOTES
Issuance of exchangeable notes								¥ 500,000
Loan term								5 years
Kingway Exchangeable Note
EXCHANGEABLE NOTES
Issuance of exchangeable notes		$ 13,932	¥ 100,000	$ 13,910	¥ 100,000	$ 28,541	¥ 200,000
Loan term	5 years
Principal amount of debt	¥ 600,000